CONSOLIDATED STATEMENT OF CASH FLOWS - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)	$ (50,628)	$ (75,577)
Adjustments to reconcile net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders to net cash used in operating activities:
Stock-based compensation expense	4,912	2,016	11,665	5,291
Amortization of intangibles	1,887	3,123	14,744	9,653
Depreciation	115	58	460	478
Provision for credit losses	82	824	1,834	1,245
Gain on sale of an investment			(288)	(1,997)
Loss on sale of the hardware business				8,234
Other adjustments, net	231	1,371	3,681	3,464
Changes in assets and liabilities:
Accounts receivable	(2,278)	(3,220)	(7,413)	(1,465)
Other assets	(1,829)	(1,222)	(3,707)	(1,308)
Due to IAC/InterActiveCorp	2,974	6,239	(17,575)	2,455
Accounts payable and other liabilities	(10,493)	(4,136)	4,797	5,064
Deferred revenue	11,281	14,819	56,291	17,285
Net cash used in operating activities	(22)	(388)	13,861	(27,178)
Cash flows from investing activities:
Payments to Acquire Businesses, Net of Cash Acquired			(598)	168,139
Capital expenditures	(135)	(77)	(844)	(2,801)
Proceeds from Sale and Maturity of Other Investments			288	2,215
Other, net		98		(3,471)
Net cash provided by investing activities	7,633	21	42	(172,196)
Cash flows from financing activities:
Proceeds from sale of common stock, net of fees	299,750	0	149,600
Payments of Dividends			31,079
Issuance of common stock to IAC/InterActiveCorp in connection with the funding of the Magisto acquisition				168,474
Proceeds from issuance of related-party debt	0	2,442	32,563	32,249
Principal payments on related-party debt	(94,565)	0	(35,457)
Reimbursement to IAC/InterActiveCorp for IAC common shares issued to settle Vimeo stock appreciation rights that were exercised in November and December of 2020			(11,634)
Reimbursement to IAC/InterActiveCorp for withholding taxes paid on behalf of Vimeo employees for the exercise of stock appreciation rights	(4,733)	(582)	(10,125)	(266)
Net cash provided by financing activities	199,012	1,860	93,868	200,457
Total cash provided	206,623	1,493	107,771	1,083
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(132)	(189)	303	(128)
Net increase in cash and cash equivalents and restricted cash	206,491	1,304	108,074	955
Cash and cash equivalents and restricted cash at beginning of period	110,037	1,963	1,963	1,008
Cash and cash equivalents and restricted cash at end of period	$ 316,528	$ 3,267	$ 110,037	$ 1,963